Performance B.7. Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (loss) per common share for profit (loss) attributable to the owners of the Company:
Net profit (loss) attributable to equity holders from continuing operations	$ (332)	$ 93	$ 23
Net profit (loss) attributable to equity holders from discontinued operations	(12)	57	(33)
Net profit/(loss) attributable to all equity holders to determine the basic earnings (loss) per share	$ (344)	$ 149	$ (10)	[1]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share) (in shares)	101,172	101,144	100,793
Potential incremental shares as a result of share options (in shares)	0	0	0
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	101,172	101,144	100,793

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.